Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Contract Liabilities
Contract liabilities consists of the following:

	As at
	March 31, 2022	March 31, 2021
Current:
Payments in advance of services	$8,344	$8,998
Advance billings	5,081	3,489
Others	298	198

Total	$13,723	$12,685

Non-current:
Payments in advance of services	$12,072	$15,876
Advance billings	1,226	752
Others	16	17

Total	$13,314	$16,645